INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2023 USD ($)	Apr. 30, 2022 vessel tanker	May 31, 2020	Dec. 31, 2023 vessel	Dec. 31, 2022 vessel tanker
Sale Leaseback Transaction [Line Items]
Number of 1,700 TEU container vessels		1
Landbridge Universal Limited
Sale Leaseback Transaction [Line Items]
Gain (loss) on disposition | $	$ 2.2
Term of lease or charter			7 years
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Sale Leaseback Transaction [Line Items]
Ownership percentage of disposed assets				50.10%
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters					9
Sales-Type Leases and Direct Financing Leases | Frontline Shipping
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | tanker					2
Assets accounted for as direct financing lease, number sold | tanker		2
Sales-Type Leases and Direct Financing Leases | MSC
Sale Leaseback Transaction [Line Items]
Number of vessel charters				9	9
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessel charters					1